Ordinary Shares - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2014	Dec. 31, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Feb. 22, 2017	Jun. 30, 2016
Yun Chen Capital Cayman
Class of Stock [Line Items]
Percentage of the company owned by parent								47.40%
Ping An Insurance (Group) Company of China Ltd. [Member]
Class of Stock [Line Items]
Percentage of the company owned by parent			52.40%				6.50%	47.40%
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding		36,347,496	118,056,345	117,140,856
Shares converted into Class A ordinary shares from Class B ordinary shares during the period			0	0	61,824,328	6,964,612
Class A Ordinary Shares [Member] | Prior to the Completion of the IPO on December 11, 2013 [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding		27,354,496
Class A Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Newly issued shares through offering		8,993,000
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding		68,788,940
Class B Ordinary Shares [Member] | Prior to the Completion of the IPO on December 11, 2013 [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding		68,788,940
American Depositary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Newly issued shares through offering		8,993,000
Proceeds from issuance of common stock		$ 142,590
American Depositary Shares [Member] | Follow-on offering [Member]
Class of Stock [Line Items]
Newly issued shares through offering	2,424,801
Proceeds from issuance of common stock	$ 97,344